SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Right-of-use Assets Depreciated on Straight-line Basis over Lease Terms and Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2023
Leasehold land
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	50 years
Bottom of Range | Machinery and equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	5 years
Bottom of Range | Computer and office equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	3 years
Top of Range | Building
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	50 years
Top of Range | Machinery and equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	15 years
Top of Range | Computer and office equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	5 years